Stock-Based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,790	1,898
Granted (shares)	722	580
Notional dividends reinvested (shares)	66	58
Paid out (shares)	(606)	(712)
Cancelled/forfeited (shares)	(30)	(34)
Outstanding, end of year (shares)	1,942	1,790
Additional information ($ millions)
Compensation expense recognized	$ 45	$ 25
Compensation expense unrecognized	28	24
Cash payout	46	66
Accrued liability as at December 31	90	90
Aggregate intrinsic value as at December 31	$ 118	$ 114
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	977	1,060
Granted (shares)	416	331
Notional dividends reinvested (shares)	35	29
Paid out (shares)	(323)	(410)
Cancelled/forfeited (shares)	(26)	(33)
Outstanding, end of year (shares)	1,079	977
Additional information ($ millions)
Compensation expense recognized	$ 21	$ 16
Compensation expense unrecognized	17	16
Cash payout	17	25
Accrued liability as at December 31	42	40
Aggregate intrinsic value as at December 31	$ 59	$ 56
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year